Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information

Note 18: Segment Information

The Company organizes its operations into one reportable segment. The Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”), reviews financial information and makes decisions about resource allocation based on their responsibility to deliver high quality primary medical care services to the Company’s patient population. For the periods presented, all the Company’s revenues were earned in the United States.

Likewise, all the Company’s long-lived assets were in the United States.